UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.) [ ] is a restatement.
                                 [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           JBT INC.
Address:                        900 Third Avenue, 10th Floor
                                Suite 1001
                                New York, NY 10022

13F File Number: 028-05205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Bin Bulsara
Title:                          Controller
Phone:                          212-750-8532
Signature, Place, and Date of Signing:

         /s/ Bin Bulsara            New York, NY                 11-30-00
          (Signature)             (City, State)                  (Date)

Report Type (Check only one.):

[X]                             13F HOLDINGS REPORT.

[ ]                             13F NOTICE.

[ ]                             13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager     0

Form 13F Information Table Entry    55

Form 13F Information Table Value    $126,696

List of Other Included Managers:    None

                                                              FORM 13F-HR
                                                          QUARTER ENDING 3/31/01

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR    SOLE  SHRD NONE
-----------------------------------------------------------------------------------------------------------------------------------
AGERE SYSTEMS INC            COMMON        00845V-10-0        10012    1,620,000  SH           X                   X
ALLEGIANCE TELECOM           COMMON        01747T-10-2         3751      255,400  SH           X                   X
AT&T CRP LIBERTY MEDIA GP
  CL-A                       COMMON        001957-20-8         4900      350,000  SH           X                   X
Aetna Inc Com                COMMON        00817Y-10-8        25144      700,000  SH           X                   X
BROCADE COMMUNICATIONS
  SYSTEMS                    COMMON        111621-10-8         4178      200,000  SH           X                   X
CORNING INC COM              COMMON        219350-10-5        10345      500,000  SH           X                   X
Citicorp                     COMMON        172967-10-1        11245      250,000  SH           X                   X
ECHOSTAR COMMUNICATIONS CL-A COMMON        278762-10-9         4144      150,000  SH           X                   X
GLOBAL CROSSING LTD          COMMON        G3921A-10-0        10536      781,000  SH           X                   X
General Mtrs Corp Cl H       COMMON        370442-83-2        11700      600,000  SH           X                   X
HARRIS CORP DEL COM          COMMON        413875-10-5        10519      425,000  SH           X                   X
IMCLONE SYS INC              COMMON        45245W-10-9        18219      550,000  SH           X                   X
KLA-TENCOR CORP              COMMON        482480-10-0            0            5  SH           X                   X
LANDAMERICA FIN'L GROUP INC  COMMON        514936-10-3        10553      296,600  SH           X                   X
METROMEDIA FIBER NETWORK INC COMMON        591689-10-4         3366      614,300  SH           X                   X
NASDAQ 100 TR UNIT SER 1     COMMON        631100-10-4        19577      500,050  SH           X                   X
NATIONAL DATA CORP COM       COMMON        635621-10-5        15605      668,300  SH           X                   X
ONI SYS CORP                 COMMON        68273F-10-3         3900      200,000  SH           X                   X
PROCTER & GAMBLE CO COM      COMMON        742718-10-9        18780      300,000  SH           X                   X
REVLON INC CL A              COMMON        761525-50-0         1279      277,400  SH           X                   X
SIRIUS SATELLITE RADIO INC   COMMON        82966U-10-3          598       48,300  SH           X                   X
SPDR TR UNIT SER 1           COMMON        78462F-10-3        17504      150,000  SH           X                   X
TYCO INTL LTD NEW COM        COMMON        902124-10-6         9727      225,000  SH           X                   X
TYCOM LTD                    COMMON        G9144B-10-6        13446    1,022,500  SH           X                   X
WEBMD CORPORATION            COMMON        94769M-10-5            3          500  SH           X                   X
WORLDCOM                     COMMON        98157D-10-6        22814    1,224,900  SH           X                   X
VIACOM INC-CL B              COMMON        925524-30-8        13191      300,000  SH           X                   X
AOL Time Warner Inc.         COMMON        00184A-10-5       (10038)    (250,000) SH           X                   X
Abbott Labs Com              COMMON        002824-10-0        (9438)    (200,000) SH           X                   X
Aluminum Co Amer Com         COMMON        013817-10-1        (7190)    (200,000) SH           X                   X
Bankamerica Corp Com         COMMON        060505-10-4        (9581)    (175,000) SH           X                   X
Dell Computer Corp Com       COMMON        247025-10-9        (7706)    (300,000) SH           X                   X
Fluor Corp Com               COMMON        343412-10-2        (3306)     (74,300) SH           X                   X
GUCCI GROUP N V COM NY REG   COMMON        401566-10-4        (7947)     (95,000) SH           X                   X
General Elec Co Com          COMMON        369604-10-3       (10465)    (250,000) SH           X                   X
International Bus Mach Com   COMMON        459200-10-1       (14427)    (150,000) SH           X                   X
Johnson & Johnson Com        COMMON        478160-10-4       (13121)    (150,000) SH           X                   X
KLA-TENCOR CORP              COMMON        482480-10-0           (0)          (5) SH           X                   X
MAYTAG CORP COM              COMMON        578592-10-7        (8063)    (250,000) SH           X                   X
MICROSOFT CORP COM           COMMON        594918-10-4       (21875)    (400,000) SH           X                   X
NCR Corp                     COMMON        62886E-10-8        (6830)    (175,000) SH           X                   X
SCHERING PLOUGH CORP COM     COMMON        806605-10-1        (7306)    (200,000) SH           X                   X
UNITED HEALTHCARE CORP       COMMON        91324P-10-2        (5926)    (100,000) SH           X                   X
UNITED TECHNOLOGIES CORP COM COMMON        913017-10-9       (14660)    (200,000) SH           X                   X
CALL AET  APR  40            COMMON        00817Y-DC-N          (17)        (330) SH   CALL    X                   X
CALL AHQ  APR  15            COMMON        045919-DA-Y          100        5,000  SH   CALL    X                   X
CALL HUT  APR  10            COMMON        94769M-DA-Q          (19)      (3,000) SH   CALL    X                   X
CALL JQD    APR    17 1/2    COMMON        98157D-DA-F        (1378)      (7,000) SH   CALL    X                   X
GLOBALSTAR CAP CORP 11.250%
  Due 06-15-04               DEBT          379363-AL-8          998   14,250,000  PRIN         X                   X
GLOBALSTAR CAP CORP 11.375%
  Due 02-15-04               DEBT          379363-AK-0          569    8,125,000  PRIN         X                   X
Globalstar LP 11.500%
  Due 06-01-05               DEBT          379363-AR-5          350    5,000,000  PRIN         X                   X
GLOBALSTAR LP/CAPTL CORP
  10.750% Due 11-01-04       DEBT          379363-AP-9         2310   33,000,000  PRIN         X                   X
PSINET INC. 10.000%
  Due 02-15-05               DEBT          744337C-AB-7        1200   15,000,000  PRIN         X                   X
PSINET INC. 11.000%
  Due 08-01-09               DEBT          744337V-AB-3         170    2,000,000  PRIN         X                   X
Revlon Consumer Products
  9.000% Due 11-01-06        DEBT          761519-AQ-0         5256    7,300,000  PRIN         X                   X
                                                             126696